Note 5 - Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
	June 30,
	2024	2023
	(in thousands)
Manufacturing equipment	$1,117	$2,377
Office equipment, furniture and other	945	1,085
Lab equipment	721	832
Leasehold improvements	35	999
Assets under construction	—	107
Property and equipment, gross	2,818	5,400
Less accumulated depreciation and amortization	(2,125)	(3,621)
Property and equipment, net	$693	$1,779